Related parties (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Interest expense	$ 69.8	$ 76.2
Unrealized foreign exchange losses on intra-group loan balances	20.7	0.0
Mitsubishi Materials Corporation [Member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods	274.1	165.4
Outstanding trade receivables	45.3	23.1
Interest expense	$ 0.9	$ 0.9